SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS (Tables)	12 Months Ended
Mar. 31, 2026
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS
Summary of Salaries, fees and benefits
	Years ended March 31,
	2026(1)	2025(1)	2024(1)
Salaries, fees and benefits	($)	($)	($)
Exploration and evaluation expenses	8,894,000	11,372,000	6,777,000
Administration expenses (2)	317,000	389,000	347,000
	9,211,000	11,761,000	7,124,000

Summary of Office and administration expenses
	Years ended March 31,
	2026(1)	2025(1)	2024(1)
	($)	($)	($)
Salaries and Benefits	317,000	389,000	340,000
Data processing and retention	9,000	13,000	21,000
Insurance	33,000	27,000	26,000
Other office expenses	255,000	55,000	30,000
	614,000	484,000	417,000